Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of outstanding at the reporting date in relation to transactions with related parties
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Current payables:
Payables to related parties	25,667	3,667	17,437